Document And Entity Information	Jul. 11, 2022
Document Information [Line Items]
Entity, Registrant Name	SOUND FINANCIAL BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Jul. 11, 2022
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-35633
Entity, Tax Identification Number	45-5188530
Entity, Address, Address Line One	2400 3rd Avenue, Suite 150
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98121
City Area Code	206
Local Phone Number	448-0884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SFBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001541119